Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of composition of income tax expenses

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	200	(471)	195
Deferred tax expense	—	—	—
Total	200	(471)	195

Schedule of composition of loss before tax

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss from Mainland China operations	(1,095,499)	(717,979)	(330,426)
Income/(loss) from overseas operations	1,587	(13,613)	25,721
Total loss before income tax	(1,093,912)	(731,592)	(304,705)

Schedule of reconciliations of the income tax expenses

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before income tax	(1,093,912)	(731,592)	(304,705)
Income tax benefit at PRC statutory tax rate	(273,478)	(182,898)	(76,176)
Effect of different tax rate of different jurisdictions	(135)	1,428	(1,930)
Effect of preferential tax rates	4,460	3,983	3,427
Effect of Super Deduction for research and development expenses	(2,622)	(2,010)	(2,285)
Non-deductible expenses and non-taxable income	54,862	29,314	28,385
Change in valuation allowance	217,113	149,712	48,774
Total income tax expense/ (benefits)	200	(471)	195

Schedule of deferred tax

	As of
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Deferred tax assets:
Net operating losses carried forward	308,981	442,384	551,813
Accruals and others	67,952	84,261	23,606
Less: valuation allowance	(376,933)	(526,645)	(575,419)
Net deferred tax assets	—	—	—

Schedule of movement of valuation allowance

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	159,820	376,933	526,645
Additions	217,113	149,712	49,008
Loss utilized	—	—	(234)
Balance at the end of the year	376,933	526,645	575,419